Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income Tables
Schedule of Accumulated Other Comprehensive Income

Accumulated other comprehensive income, a component of equity, was comprised of the following at December 31:

(Dollars in thousands)

	2013	2012
Unrealized holding gains/(losses) on available for sale securities	$(16)	$3,347
Unrecognized actuarial gains on post-retirement benefit plan	242	223
Tax effect	(78)	(1,214)
Net accumulated other comprehensive income	$148	$2,356